[LOGO OMITTED]
B

                        BROWN INVESTMENT ADVISORY & TRUST
                             EMERGING GROWTH SHARES

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                October 31, 2001
Dear Shareholder:

The past year was one of the most difficult periods in recent memory, made all the more so by the horrific terrorist attacks of September 11 that took the lives of several friends, thousands of fellow financial services colleagues, and other innocent victims. The stock market, which already was laboring, reacted to the attacks in a predictably emotional way. The Dow Jones Industrial average, the only major index that had not fallen the requisite 20% to confirm a Bear Market, fell through that level and all the others made new lows before beginning to recover in late September.

                         AVERAGE ANNUAL TOTAL RETURN (%)
                        ALL YEARS ENDING OCTOBER 31, 2001

--------------------------------------------------------------------------------
                                        Year-to-            1            3
                                            Date         Year        Years
--------------------------------------------------------------------------------
 Emerging Growth Fund--BIAT Shares      (28.55)%     (37.38)%        2.32%
--------------------------------------------------------------------------------
 Russell 2000 Growth Index              (21.13)%     (31.50)%        0.95%
--------------------------------------------------------------------------------
 Russell 2000 Index                     (10.41)%     (12.70)%        5.59%
--------------------------------------------------------------------------------

Year-to-date 1 and trailing one year, the Fund under-performed the relevant indices. In spite of this near-term under performance, long term we continue to out-perform our primary style benchmark--the Russell 2000 Growth Index, as illustrated by the three year returns above.

While clearly disappointing, our performance for the reporting period is consistent with historical patterns of under-performance during sharply down markets. The Fund is comprised of both rapidly growing companies and those that we believe have strong market positions and the ability to resume growth in an improving economy. Consequently, we believe the Fund to be well positioned to benefit during a market recovery. The graph below comparing the Emerging Growth Fund--Class A Shares performance to the Russell 2000 Growth Index, in both up and down markets, illustrates this point.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
                         Cumulative Total Returns 2 (%)

             Emerging Growth Fund--Class A Shares      Russell 2000 Growth Index
6/24/94-
5/22/96                    106.6                                73.4
5/22/96-
4/28/97                    -17.8                               -20.7
4/28/97-
4/21/98                     62.6                                50.6
10/8/98-
3/9/00                     -45.7                               -41.9
4/21/98-
10/8/98                    232.9                               183.5
3/9/00-
9/21/01                    -61.8                                 -60

--------------------------------------------------------------------------------
1 DECEMBER 31, 2000 TO OCTOBER 31, 2001.
2 EXCLUDING SALES CHARGES. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A
  SHARES AS OF OCTOBER 31, 2001, INCLUDING THE 5.50% MAXIMUM SALES CHARGE WERE:
  ONE-YEAR (40.93)%, FIVE-YEARS 1.84%, TEN-YEARS 5.56%. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURNS LESS THAN ONE YEAR ARE CUMULATIVE.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

A MESSAGE TO OUR SHAREHOLDERS (Concluded)
--------------------------------------------------------------------------------

At the beginning of the third quarter earnings reporting season, numerous disappointing announcements sent the market on a downward path, setting the tone for the quarter. In addition, an increasing number of economists opined that the economy had slipped into a recession, an event that the market's earlier recovery had not fully discounted. The September 11, 2001 terrorist attacks caused a virtual shutdown of the US economy, leaving very little room for debate that we are in a recession, prompting the government to provide immediate and significant monetary stimulus with fiscal stimulus anticipated in the future.

The weak economy caused a number of Fund companies to pre-announce disappointing third quarter operating results. There have, however, been fewer pre-announcements among our holdings than in previous quarters and the immediate market reaction to those disappointments has been more varied, with the stocks rising in several instances. Managements of some technology-related companies have indicated improved near-term visibility and the belief that the third quarter may have marked a bottom in their business.

Supporting this anecdotal evidence of a bottom forming, a growing number of economists believe that the recession will be relatively short in duration with a rebound likely in the first half of 2002. For the first time in more than 25 years, both monetary and fiscal policy are expansionary, a combination which should lead to a strong recovery. Of particular significance to the markets are the observations that market bottoms typically precede turns in the economy by some six months and that an increase in liquidity (money supply) eventually leads to greater demand for stocks and resulting higher share prices.

In conclusion, we are cautiously optimistic about the near-term outlook for the Fund but continue to believe in the long-term potential. These are unprecedented times, and geopolitical events can have a significant impact on investor psychology. We remain committed to our investment strategy and are closely reviewing our current holdings as well as continuing to seek new investment opportunities.


/S/ FREDERICK L. MESERVE, JR.

Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
November 16, 2001

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

Performance Comparison 1
--------------------------------------------------------------------------------
[GRAPH OMITTED]
PLOT POINTS FOLLOW

 Emerging Growth Fund--Brown Investment Advisory & Trust (BIAT) Shares, Russell 2000 Growth Index, S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth
       Funds Average Growth of a $10,000 Investment 1 (since inception)2

     Emerging Growth Fund--   Russell 2000      S&P 500      Russell 2000  Lipper Multi Cap
         BIAT Shares          Growth Index       Index          Index     Growth Funds Average
5/9/97     10,000                10,000          10,000         10,000         10,000
6/30/97    11,459                10,869          10,449         10,429         10,371
7/31/97    11,733                11,195          11,280         10,914         11,301
8/31/97    12,232                12,088          10,648         11,164         11,118
9/30/97    13,262                11,362          11,231         11,981         11,858
10/31/97   12,468                11,091          10,856         11,454         11,329
11/30/97   12,387                11,098          11,358         11,380         11,316
12/31/97   12,246                10,950          11,553         11,579         11,401
1/31/98    12,117                11,916          11,681         11,396         11,332
2/28/98    13,345                12,416          12,523         12,239         12,300
3/31/98    14,343                12,492          13,165         12,744         12,921
4/30/98    14,044                11,585          13,297         12,814         13,081
5/31/98    12,477                11,703          13,069         12,124         12,474
6/30/98    12,742                10,726          13,600         12,150         13,103
7/31/98    11,311                 8,250          13,455         11,166         12,631
8/31/98     8,775                 9,086          11,512          8,998         10,337
9/30/98     9,806                 9,560          12,247          9,702         11,137
10/31/98   10,815                10,302          13,243         10,098         11,685
11/30/98   11,485                11,234          14,046         10,627         12,597
12/31/98   13,086                11,739          14,855         11,284         14,086
1/31/99    12,505                10,666          15,476         11,434         14,861
2/28/99    11,288                11,045          14,995         10,508         14,003
3/31/99    11,390                12,021          15,595         10,672         15,010
4/30/99    11,840                12,040          16,199         11,629         15,426
5/31/99    11,981                12,674          15,816         11,799         15,193
6/30/99    12,799                12,282          16,694         12,332         16,319
7/31/99    12,179                11,823          16,173         11,994         15,995
8/31/99    12,060                12,051          16,093         11,550         16,014
9/30/99    12,861                12,359          15,652         11,552         16,106
10/31/99   13,841                13,666          16,642         11,599         17,377
11/30/99   15,430                16,075          16,984         12,292         19,166
12/31/99   19,583                15,925          17,981         13,683         22,602
1/31/00    17,644                19,631          17,077         13,463         22,158
2/29/00    25,607                17,567          16,754         15,687         26,664
3/31/00    21,070                15,793          18,393         14,652         25,922
4/30/00    18,946                14,410          17,839         13,771         23,394
5/31/00    17,563                16,272          17,473         12,968         21,687
6/30/00    19,398                14,877          17,904         14,098         24,341
7/31/00    18,067                16,442          17,624         13,645         23,579
8/31/00    19,907                15,626          18,719         14,686         26,468
9/30/00    17,957                14,357          17,731         14,254         25,316
10/31/00   18,501                11,750          17,656         13,618         23,314
11/30/00   15,521                12,469          16,264         12,220         18,910
12/31/00   16,215                13,479          16,343         13,270         19,641
1/31/01    16,952                11,631          16,923         13,961         20,200
2/28/01    14,151                10,574          15,380         13,044         16,868
3/31/01    12,322                11,868          14,406         12,406         14,879
4/30/01    14,614                11,868          15,525         13,377         16,731
5/31/01    15,029                12,143          15,629         13,706         16,540
6/30/01    16,008                12,489          15,249         14,191         16,251
7/31/01    14,554                11,410          15,099         13,424         15,416
8/31/01    13,388                10,697          14,154         12,990         14,142
9/30/01    10,292                 8,971          13,009         11,241         12,054
10/31/01   11,585                 9,834          13,259         11,899         12,882

--------------------------------------------------------------------------------

                               TOTAL RETURN (%) 1
                        ALL YEARS ENDING OCTOBER 31, 2001

                                Year-to-          1         3   Annualized Since
                                    Date       Year     Years        Inception 2
--------------------------------------------------------------------------------
 EMERGING GROWTH FUND--BROWN
   INVESTMENT ADVISORY &TRUST
   (BIAT SHARES)                (28.55)%   (37.38)%     2.32%              3.34%
--------------------------------------------------------------------------------
 Russell 2000 Growth Index 3    (21.13)%   (31.50)%     0.95%            (0.38)%
--------------------------------------------------------------------------------
 S&P 500 Index 4                 (6.83)%   (24.91)%     0.04%              6.59%
--------------------------------------------------------------------------------
 Russell 2000 Index 5           (10.41)%   (12.70)%     5.59%              4.00%
--------------------------------------------------------------------------------
 Lipper Multi Cap Growth
   Funds Average 6              (33.86)%   (43.31)%     2.22%              5.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ALL PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.
2 THE FUND'S INCEPTION DATE IS MAY 9, 1997. BENCHMARK RETURNS ARE FOR THE PERIOD
  BEGINNING MAY 31, 1997.
3 RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE
  OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED VALUES. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
4 S&P 500 INDEX IS AN UNMANAGED INDEX THAT MEASURES THE PERFORMANCE OF 500 LARGE
  US COMPANIES. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS. DURING THE YEAR ENDED OCTOBER 31, 2001, THE FUND CHANGED ITS BENCHMARK FROM THE S&P 500 INDEX TO THE RUSSELL 2000 GROWTH INDEX AS IT MORE CLOSELY REFLECTS THE SECTORS IN WHICH THE FUND INVESTS.
5 THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX THAT TRACKS THE COMMON STOCK
  PRICE MOVEMENT OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST US COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. BENCHMARK RETURNS DO NOT REFLECT EXPENSES THAT HAVE BEEN DEDUCTED FROM THE FUND'S RETURNS.
6 LIPPER FIGURES REPRESENT THE AVERAGE OF THE TOTAL RETURNS REPORTED BY ALL OF
  THE MUTUAL FUNDS DESIGNATED BY LIPPER INC. AS FALLING INTO THE CATEGORY INDICATED.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

 Shares    Security Description           Value
 ------    --------------------           -----

COMMON STOCK (96.71%)
BASIC MATERIALS (6.37%)
 212,590 ATMI, Inc. 1                 $ 4,051,965
  32,985 Symyx Technologies 1             517,535
  56,417 Trex Company, Inc. 1             789,274
                                      -----------
                                        5,358,774
                                      -----------
BUSINESS SERVICES (10.48%)
  85,697 CoStar Group, Inc. 1           1,588,822
 143,007 Documentum, Inc. 1             2,112,213
  45,083 i2 Technologies, Inc. 1          205,579
 192,712 Interwoven, Inc. 1             1,408,725
 128,245 Memberworks, Inc. 1            1,154,205
  76,847 Novadigm, Inc. 1                 766,165
 162,456 QRS Corp. 1                    1,575,823
                                      -----------
                                        8,811,532
                                      -----------
CAPITAL GOODS (3.09%)
  67,495 AstroPower, Inc. 1             2,599,232
                                      -----------
CONSUMER CYCLICALS (17.18%)
 112,211 Apollo Group, Inc.--
           Class A 1                    4,561,377
  48,566 Bright Horizons Family
           Solutions, Inc. 1            1,234,062
  17,431 HOT Topic, Inc. 1                440,656
 223,510 I-Many, Inc. 1                 1,300,828
 205,805 Sunrise Assisted
           Living, Inc. 1               6,151,512
  47,542 Tweeter Home Entertainment
           Group, Inc. 1                  749,262
                                      -----------
                                       14,437,697
                                      -----------
CONSUMER STAPLES (4.67%)
  45,900 Krispy Kreme
           Doughnuts, Inc. 1            1,605,123
 145,142 O'Charleys, Inc. 1             2,320,821
                                      -----------
                                        3,925,944
                                      -----------
HEALTH CARE (10.12%)
 241,182 ArthroCare Corp. 1             4,763,344
  13,117 Aspect Medical Systems, Inc. 1   118,578
  36,214 Emisphere Technologies, Inc. 1   870,947
  27,906 Epix Medical, Inc. 1             192,830
  85,073 Incyte Genomics, Inc. 1        1,267,588
   9,984 Neose Technologies, Inc. 1       293,130
  48,023 SonoSite, Inc. 1                 995,997
                                      -----------
                                        8,502,414
                                      -----------

 Shares/
Principal    Security Description           Value
---------    --------------------           -----

MEDIA/TELECOMMUNICATIONS (16.57%)
  97,309 Alpha Industries, Inc. 1     $ 2,265,353
 151,276 Getty Images, Inc. 1           2,358,393
 163,578 Powerwave Technologies, Inc. 1 2,502,743
 197,334 Tekelec, Inc. 1                3,788,813
  97,706 WebEx Communications, Inc. 1   3,009,345
                                      -----------
                                       13,924,647
                                      -----------
TECHNOLOGY (21.42%)
 149,849 BroadVision, Inc. 1              305,692
  22,324 Digimarc Corp. 1                 273,022
 108,778 Digital Insight Corp. 1        1,811,154
 189,292 Eclipsys Corp. 1               2,364,257
 227,786 RSA Security, Inc. 1           2,742,549
 230,293 Sipex Corp. 1                  1,980,520
  79,840 Synopsys, Inc. 1               3,752,480
 201,289 Synplicity, Inc. 1             1,946,465
 146,645 Tripath Technology, Inc. 1       186,239
 184,293 Wind River Systems 1           2,642,762
                                      -----------
                                       18,005,140
                                      -----------
TRANSPORTATION (6.81%)
 155,946 Atlantic Coast
            Airlines, Inc. 1            2,928,666
 106,112 Forward Air Corp. 1            2,793,929
                                      -----------
                                        5,722,595
                                      -----------
TOTAL COMMON STOCK
   (Cost $63,438,287)                  81,287,975
                                      -----------

REPURCHASE AGREEMENT (1.26%)
$1,056,000 Goldman Sachs & Co.,
            dated 10/31/01,
            2.550%, principal and
            interest in the amount
            of $1,056,075, due
            11/1/01, collateralized
            by US Treasury Bill, par
            value $1,084,000,
            coupon rate 0.000%, due
            2/21/02, market value of
            $1,077,203                  1,056,000
                                      -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,056,000)                    1,056,000
                                      -----------
TOTAL INVESTMENTS
   (Cost $64,494,287)2         97.97% $82,343,975

OTHER ASSETS IN EXCESS
   OF LIABILITIES               2.03    1,702,110
                              ------  -----------
NET ASSETS                    100.00% $84,046,085
                              ======  ===========

-------------------------------------------------
1 NON-INCOME PRODUCING SECURITY.
2 AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $68,165,502.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (cost $64,494,287)                         $82,343,975
  Cash                                                                     905
  Receivable for capital shares sold                                     1,009
  Receivable for securities sold                                     1,902,569
  Interest receivable                                                       75
  Prepaid expenses and other                                            30,708
                                                                   -----------
  Total assets                                                      84,279,241
                                                                   -----------
LIABILITIES
  Advisory fees payable                                                 58,991
  Payable for capital shares redeemed                                   41,130
  Payable for securities purchased                                      17,082
  Transfer agent fees payable                                           16,508
  Custody fees payable                                                   6,332
  Accounting fees payable                                                4,361
  Accrued expenses and other                                            88,752
                                                                   -----------
  Total liabilities                                                    233,156
                                                                   -----------
NET ASSETS                                                         $84,046,085
                                                                   ===========
COMPOSITION OF NET ASSETS
  Paid-in capital                                                  $73,581,341
  Accumulated net investment loss                                      (12,513)
  Accumulated net realized loss from investment transactions        (7,372,431)
  Net unrealized appreciation on investments                        17,849,688
                                                                   -----------
NET ASSETS                                                         $84,046,085
                                                                   ===========
NET ASSET VALUE PER SHARE:
  Class A Shares 1                                                 $     17.04
                                                                   ===========
  Class B Shares 2                                                 $     16.20
                                                                   ===========
  Class C Shares 3                                                 $     16.18
                                                                   ===========
  Institutional Class 4                                            $     17.28
                                                                   ===========
  BIAT Shares 5                                                    $     17.29
                                                                   ===========

1 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (BASED ON NET ASSETS OF
  $43,024,431 AND 2,525,319 SHARES OUTSTANDING). MAXIMUM OFFERING PRICE PER SHARE WAS $18.03 ($17.04/0.945). MAXIMUM OFFERING PRICE PER SHARE REFLECTS THE EFFECT OF 5.50% FRONT-END SALES CHARGE.
2 NET ASSET VALUE AND OFFERING PRICE PER SHARE (BASED ON NET ASSETS OF
  $2,758,437 AND 170,266 SHARES OUTSTANDING). REDEMPTION VALUE IS $15.39 FOLLOWING A 5.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE.
3 NET ASSET VALUE AND OFFERING PRICE PER SHARE (BASED ON NET ASSETS OF $112,929
  AND 6,980 SHARES OUTSTANDING). REDEMPTION VALUE IS $15.92 FOLLOWING A 1.00% MAXIMUM CONTINGENT DEFERRED CHARGE.
4 NET ASSET VALUE PER SHARE (BASED ON NET ASSETS OF $1,236,435 AND 71,560 SHARES
  OUTSTANDING).
5 NET ASSET VALUE PER SHARE (BASED ON NET ASSETS OF $36,913,853 AND 2,135,180
  SHARES OUTSTANDING).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                             For the Year
                                                                 Ended
                                                           October 31, 2001
                                                           ----------------
INVESTMENT INCOME
  Interest                                                    $    116,617
                                                              ------------
EXPENSES
  Investment advisory fees                                       1,029,053
  Distribution fees:
    Class A Shares                                                 153,811
    Class B Shares                                                  45,364
    Class C Shares                                                   1,128
  Professional fees                                                104,801
  Transfer agent fees                                               88,548
  Accounting fees                                                   58,030
  Printing and shareholder reports                                  55,240
  Registration fees                                                 52,830
  Custody fees                                                      19,299
  Directors' fees                                                    3,580
  Miscellaneous                                                      8,605
                                                              ------------
    Total expenses                                               1,620,289
                                                              ------------
EXPENSES IN EXCESS OF INCOME                                    (1,503,672)
                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss from investment transactions                (5,873,927)
  Net change in unrealized appreciation/
     depreciation on investments                               (53,088,261)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (58,962,188)
                                                              ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $(60,465,860)
                                                              ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the Years Ended October 31,
                                                                          2001             2000
                                                                     --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Expenses in excess of income                                       $  (1,503,672)  $  (1,935,391)
  Net realized gain (loss) from investment transactions                 (5,873,927)     24,275,644
  Net change in unrealized appreciation/depreciation of investments    (53,088,261)     25,111,745
                                                                     -------------   -------------
Net increase (decrease) in net assets from operations                  (60,465,860)     47,451,998
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income and short-term gains:
    Class A Shares                                                            --        (1,000,134)
    Class B Shares                                                            --           (56,275)
    Institutional Class                                                       --          (111,186)
    BIAT Shares                                                               --          (934,598)
  Net realized long-term gains:
    Class A Shares                                                     (10,557,680)     (1,111,273)
    Class B Shares                                                        (784,372)        (62,528)
    Class C Shares                                                         (13,342)           --
    Institutional Class                                                   (291,469)       (123,540)
    BIAT Shares                                                         (9,368,502)     (1,038,442)
                                                                     -------------   -------------
Total distributions                                                    (21,015,365)     (4,437,976)
                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                          31,909,497      27,137,624
  Dividend reinvestments                                                19,873,104       4,247,011
  Cost of shares redeemed                                              (58,041,149)    (49,110,205)
                                                                     -------------   -------------
  Net decrease in net assets from capital share transactions            (6,258,548)    (17,725,570)
                                                                     -------------   -------------
Total increase (decrease) in net assets                                (87,739,773)     25,288,452

NET ASSETS
  Beginning of year                                                    171,785,858     146,497,406
                                                                     -------------   -------------
  End of year (including accumulated net investment loss
    of $(12,513) and $(11,254), respectively)                        $  84,046,085   $ 171,785,858
                                                                     =============   =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS--BIAT SHARES
--------------------------------------------------------------------------------

These financial highlights reflect selected data and ratios for a share outstanding throughout the period:

                                                                                           For the Period
                                                                                            May 9, 1997 1
                                                                                               through
                                                     For the Years Ended October 31,         October 31,
                                                   2001         2000       1999       1998      1997
                                                  ------       ------     ------     ------ ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, beginning of period              $31.96       $24.56     $19.19     $23.24     $18.64
                                                  ------       ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
  Expenses in excess of income                     (0.26)2      (0.30)     (0.21)     (0.17)2    (0.06)
  Net realized and unrealized gain (loss)
    on investments                                (10.43)        8.46       5.58      (2.83)      4.66
                                                  ------       ------     ------     ------     ------
Total from investment operations                  (10.69)        8.16       5.37      (3.00)      4.60
                                                  ------       ------     ------     ------     ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term gains                       --        (0.36)        --      (0.21)        --
  Net realized long-term gains                     (3.98)       (0.40)        --      (0.84)        --
                                                  ------       ------     ------     ------     ------
Total distributions                                (3.98)       (0.76)        --      (1.05)        --
                                                  ------       ------     ------     ------     ------
NET ASSET VALUE, end of period                    $17.29       $31.96     $24.56     $19.19     $23.24
                                                  ======       ======     ======     ======     ======
TOTAL INVESTMENT RETURN                           (37.38)%      33.62%     27.98%    (13.26)%    24.68%
SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (000s omitted)       $36,914      $76,868    $65,021    $46,628    $35,653
  Ratios to average net assets:
    Expenses in excess of income                   (1.08)%      (0.89)%    (0.94)%    (0.80)%    (0.69)%3
    Expenses                                        1.18%        1.07%      1.15%      1.16%      1.19%3
PORTFOLIO TURNOVER RATE                               24%          36%        38%        23%        42%

----------------
1 COMMENCEMENT OF OPERATIONS.

2 CALCULATED BASED ON AVERAGE SHARES.

3 ANNUALIZED.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Emerging Growth Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on July 2, 1987, began operations June 15, 1988. The Fund is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Prior to April 9, 2001, the Fund was known as the Flag Investors Emerging Growth Fund, Inc.

The Fund consists of five share classes: Class A Shares, which began operations June 15, 1988; Class B Shares, which began operations June 20, 1996; Class C Shares, which began operations July 31, 2000; Institutional Class, which began operations November 2, 1995; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997. These financial statements reflect the financial highlights of the BIAT Shares. Financial highlights for Class A, B, C Shares and Institutional Class are presented in a separate report.

The Class A, Class B and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have a contingent deferred sales charge. In addition, the Class A Shares have a different distribution fee than the Class B and Class C Shares. The Institutional Class and BIAT Shares have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends at least annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

F. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2001 have been primarily attributable to a return of capital and a net operating loss, and have been reclassified to the following accounts:

Undistributed                    Accumulated
Net Investment                  Net Realized                          Paid-in
Income (Loss)                 Gains (Losses)                           Capital
--------------                --------------                     ------------
 $1,502,413                          $122,761                    ($1,625,174)

G. CAPITAL LOSSES
At October 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:



Net Realized
Capital Loss                             Expiration Year
Carryforwards                                       2009
-------------                            ---------------
 $3,701,216                                   $3,701,216

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor and as of May 7, 2001, Brown Advisory Incorporated ('Brown Advisory') is the Fund's sub-advisor. Prior to May 7, 2001, Brown Advisory's affiliate, Brown Investment Advisory & Trust ('Brown Trust'), was the Fund's sub-advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its sub-advisory services, ICCC pays Brown Advisory an annual fee equal to 0.55% of the Fund's average daily net assets. Brown Advisory provides the same services that Brown Trust provided to the Fund and is entitled to receive the same rate of compensation.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates; 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Class or BIAT Shares.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001, the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, amounting to $7,043, either in cash or in a transfer into the Director's Deferred Compensation Plan. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 2001 was $521 and the accrued liability was $2,698.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                                     Class A Shares
                 --------------------------------------------------
                                    For the Years Ended October 31,
                                    2001                       2000
                 ------------------------   -----------------------
                     Shares        Amount      Shares        Amount
                 ----------  ------------   ---------  ------------
Sold              1,227,674  $ 26,710,075     426,108  $ 15,695,330
Reinvested          384,956     9,581,551      70,927     1,990,933
Redeemed         (1,754,229)  (36,867,315)   (713,733)  (23,051,067)
                 ----------  ------------    --------  ------------
Net decrease       (141,599) $  (575,689)    (216,698) $ (5,364,804)
                 ==========  ============    ========  ============

                                                     Class B Shares
                 --------------------------------------------------
                                    For the Years Ended October 31,
                                    2001                       2000
                 ------------------------   -----------------------
                     Shares        Amount      Shares        Amount
                 ----------  ------------   ---------   -----------
Sold                 41,046  $   924,868      281,564   $ 9,329,207
Reinvested           29,229      695,954        3,893       106,032
Redeemed           (167,076)  (3,681,826)    (173,094)   (5,764,560)
                 ----------  -----------     --------   -----------
Net increase
  (decrease)        (96,801) $(2,061,004)     112,363   $ 3,670,679
                 ==========  ===========     ========  ============

                                                     Class B Shares
                 --------------------------------------------------
                                                     For the Period
                                                    July 31, 2000 1
                       For the Year Ended                   through
                         October 31, 2001          October 31, 2000
                 ------------------------   -----------------------
                     Shares        Amount       Shares       Amount
                 ----------  ------------   ---------- ------------
Sold                  3,563       $76,044        3,352     $100,000
Reinvested              560        13,342           --           --
Redeemed               (495)       (7,460)          --           --
                      -----       -------        -----     --------
Net increase          3,628       $81,926        3,352     $100,000
                      =====       =======        =====     ========

----------------
1 INCEPTION DATE.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (concluded)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                               Institutional Shares
                 --------------------------------------------------
                                    For the Years Ended October 31,
                                     2001                      2000
                 ------------------------   -----------------------
                     Shares        Amount      Shares        Amount
                 ----------  ------------   ---------  ------------
Sold                  7,096     $ 158,800      13,569   $   555,831
Reinvested           10,386       261,633       7,771       219,845
Redeemed            (19,754)     (404,736)   (256,358)   (8,389,236)
                    -------     ---------    --------   -----------
Net increase
  (decrease)         (2,272)    $  15,697    (235,018)  $(7,613,560)
                    =======     =========    ========   ===========

                                                        BIAT Shares
                 --------------------------------------------------
                                    For the Years Ended October 31,
                                     2001                      2000
                 ------------------------   -----------------------
                     Shares        Amount      Shares        Amount
                 ----------  ------------   ---------  ------------
Sold                183,699  $  4,039,710      44,374  $  1,457,256
Reinvested          369,719     9,320,624      68,181     1,930,201
Redeemed           (823,691)  (17,079,812)   (354,868)  (11,905,342)
                   --------  ------------    --------  ------------
Net decrease       (270,273) $ (3,719,478)   (242,313) $ (8,517,885)
                   ========  ============    ========  ============

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2001, were $28,745,118 and $57,880,020, respectively.

For federal income tax purposes, the tax basis of investments held at October 31, 2001 was $68,165,502. The aggregate gross unrealized appreciation for all investments at October 31, 2001, was $24,319,619 and the aggregate gross unrealized depreciation for all investments was $10,141,146.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2001, there was one shareholder who individually held 10% of the outstanding shares of the Fund.

NOTE 6--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 7--SUBSEQUENT EVENT
In order to fulfill special redemption requests, on November 7, 2001, the Fund made a redemption in-kind of securities and cash totaling $36,686,092.

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of BIAT Class of Emerging Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for BIAT Class of shares (financial highlights for Class A, B, C Shares and Institutional Class are presented in a separate report) present fairly, in all material respects, the financial position of Emerging Growth Fund Inc. (the 'Fund') at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights (for BIAT Class of shares) for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
December 7, 2001


--------------------------------------------------------------------------------
EMERGING GROWTH FUND

Tax information (Unaudited) For the Year Ended October 31, 2001
--------------------------------------------------------------------------------

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distribution to shareholders included $20,892,605 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

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
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
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
                               INVESTMENT ADVISOR
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202

                             INVESTMENT SUB-ADVISOR
                           Brown Advisory Incorporated
                                  Furness House
                                 19 South Street
                            Baltimore, Maryland 21202

                                   DISTRIBUTOR
                             ICC Distributors, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                 TRANSFER AGENT
                        Investment Company Capital Corp.
                                One South Street
                            Baltimore, Maryland 21202



               This report is authorized for distribution only to
                 shareholders and to others who have received a
                         copy of the Fund's prospectus.